Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended		12 Months Ended						0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Executive Officers [Member]	Mar. 31, 2013 Chief Technology Officer [Member]	Apr. 30, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Investor [Member] Customer	Dec. 31, 2013 Customer A And B [Member]	Dec. 31, 2012 Customer A And B [Member]	Dec. 31, 2011 Customer A And B [Member]	Dec. 31, 2013 Minimum [Member] Executive Officers [Member]	Dec. 31, 2013 Maximum [Member] Executive Officers [Member]	Dec. 30, 2013 Mandiant, Inc. [Member] Chief Executive Officer [Member]	Dec. 31, 2013 Mandiant, Inc. [Member] Chief Executive Officer [Member]	Dec. 31, 2013 Common Stock [Member] Customer A [Member] Investor [Member]	Dec. 31, 2013 Common Stock [Member] Customer B [Member] Investor [Member]	Dec. 31, 2012 Preferred Stock C, D, E and F [Member] Customer A [Member] Investor [Member]	Dec. 31, 2012 Preferred Stock C, D, E and F [Member] Customer B [Member] Investor [Member]
Related Party Transaction [Line Items]
Promissory notes annual interest rate											1.07%	2.72%
Employee notes receivable				$ 7,300,000
Proceeds from related party					3,700,000	3,600,000
Early exercise liability					1,900,000
Number of customers							2
Shares owned														740,166	556,727	2,415,256	532,064	1,938,027
Sales	161,552,000	83,316,000	33,658,000					269,000	437,000	370,000
Shares owned, unvested														328,960
Consideration transferred, total													28,600,000
Consideration transferred, cash paid													$ 3,900,000
Consideration transferred, shares													601,439
Consideration transferred, shares held in escrow													87,335